Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable interest entity
Cash and cash equivalents	$ 122,504,799	$ 31,557,233	$ 5,343,342	$ 959,595
Short-term investments	11,156,616	10,661,372
Short-term entrusted investment	287,797	2,215,083
Accounts receivable, net of allowance for doubtful accounts	4,005,258	793,037
Trade and other receivables	5,164,971	2,121,264
Amounts due from related parties	1,836,209	2,389,925
Customer Borrowing		549,856
Deferred tax assets	7,087,092	2,595,112
Other current assets	1,025,526	656,838
Long-term investments	9,988,168	8,727,495
Long-term entrusted investment		1,068,496
Advance prepayment for acquisition	14,612,634
Investment in affiliates	11,577,995	2,284,687
Property and equipment, net	2,473,964	1,359,615	463,142
Deferred tax assets- non-current	1,243,313	121,397
Total Assets	241,684,476	67,313,863
Accrued payroll and welfare expenses	12,443,966	2,247,414
Income tax payable	15,913,670	4,800,181
Other tax payable	6,039,794	1,596,511
Dividend payable	1,154,983
Deferred revenue - current from related parties	12,897,658	5,287,903
Deferred revenues - current	8,956,195	3,462,149
Other current liabilities	730,405	2,070,081
Non-current uncertain tax position liabilities	827,315	785,372
Deferred revenue - non-current from related parties	4,729,030	131,855
Deferred revenue - non-current	548,464	353,739
Total Liabilities	71,629,485	20,735,205
Net revenues	94,351,566	38,912,369	22,430,621
Operating cost and expenses	62,021,846	21,071,062	11,183,550
Net income attributable to Jupai shareholders	24,337,013	14,372,300	9,155,065
Cash flows generated from operating activities:	55,701,144	24,443,395	17,306,401
Cash flows (used in) generated from investing activities:	(9,325,417)	(6,046,958)	(15,137,840)
Cash flows generated from (used in) financing activities:	$ 47,735,317	7,761,042	2,125,112
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	$ 45,733,305	15,841,430
Short-term investments	5,161,333	2,644,570
Short-term entrusted investment		2,215,083
Accounts receivable, net of allowance for doubtful accounts	424,444	240,355
Trade and other receivables	2,331,004	1,318,689
Amounts due from related parties	1,438,538	203,032
Customer Borrowing		549,856
Deferred tax assets	6,257,574	1,809,115
Other current assets	798,809	147,441
Long-term investments		1,324,803
Long-term entrusted investment		65,290
Advance prepayment for acquisition	2,668,566
Investment in affiliates	11,476,720	813,858
Property and equipment, net	1,445,245	888,447
Deferred tax assets- non-current	1,243,313
Total Assets	78,978,851	28,061,969
Accrued payroll and welfare expenses	4,322,940	748,864
Income tax payable	9,505,352	1,680,295
Other tax payable	2,942,691	672,824
Dividend payable	1,154,983
Deferred revenue - current from related parties	12,043,558	5,287,903
Deferred revenues - current	7,664,939	1,236,326
Other current liabilities	324,353	223,087
Non-current uncertain tax position liabilities	827,315	785,372
Deferred revenue - non-current from related parties	4,424,788	131,855
Deferred revenue - non-current	548,464	353,739
Total Liabilities	43,759,383	11,120,265
Net revenues	38,081,686	4,408,032	15,257,312
Related party revenues	25,329,756	1,465,273	2,270,991
Third party revenues	12,751,930	2,942,759	12,986,321
Operating cost and expenses	26,429,339	4,019,671	10,838,598
Net income attributable to Jupai shareholders	7,785,436	1,491,269	3,956,086
Cash flows generated from operating activities:	36,661,761	10,104,999	9,740,185
Cash flows (used in) generated from investing activities:	(4,769,816)	3,231,375	(8,742,382)
Cash flows generated from (used in) financing activities:	$ (171,272)	$ 31,891	$ 625,112
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years
Extension term of agreement (in years)	1 year
Term of loan agreement (in years)	20 years